Notional Amounts of Outstanding Derivative Instruments Measured in U.S. Dollar Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	$ 1,492	$ 1,492
Designated as Hedging Instruments | Interest Rate Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	1,100	1,078
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	7,167	7,874
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	31,793	25,159
Not Designated as Hedging Instruments | Equity Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	4,016	3,867
Not Designated as Hedging Instruments | Equity Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	2,165	2,154
Not Designated as Hedging Instruments | Other Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	2,113	1,224
Not Designated as Hedging Instruments | Other Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	$ 811	$ 581